Long-Term Debt - Scheduled Maturities of Advances and Notes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 0
2022	1,000
2023	0
2024	0
2025	0
Thereafter	9,992
Total	$ 10,992	$ 9,992